Background, Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Vivid Seats Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background, Description of Business and Basis of Presentation
1. BACKGROUND AND BASIS OF PRESENTATION
Vivid Seats Inc. and its subsidiaries including Hoya Intermediate, LLC (“Hoya Intermediate”), Hoya Midco, LLC and Vivid Seats LLC (collectively the “Company,” “us,” “we,” and “our”) provide an online secondary ticket marketplace that enables ticket buyers to discover and easily purchase tickets to concert, sporting and theater events in the United States, Canada and Japan. Through our Marketplace segment, we operate an online platform enabling ticket buyers to purchase tickets to live events, while enabling ticket sellers to seamlessly manage their operations. In our Resale segment, we acquire tickets to resell on secondary ticket marketplaces, including our own.
We have prepared these unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and the instructions to the Quarterly Report on Form
10-Q
and Article 10 of Regulation
S-X
issued by the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and notes required by GAAP for comprehensive annual financial statements. These condensed consolidated financial statements are not necessarily indicative of results that may be expected for any other interim period or for the full year. These condensed consolidated financial statements should be read together with the audited annual consolidated financial statements and accompanying notes included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 and Amendment No. 1 thereto, which were filed with the SEC on March 7, 2023 and May 9, 2023, respectively (together, our “2022 Form
10-K”).
These condensed consolidated financial statements include all of our accounts, including those of our consolidated subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. Certain prior period amounts of Other non-current
assets have been reclassified to conform to current period presentation. These reclassifications had no effect on previously reported totals for assets, liabilities, shareholders’ deficit, cash flows or net income.

1. BACKGROUND, DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Vivid Seats Inc. (“VSI”) and its subsidiaries including Hoya Intermediate, LLC (“Hoya Intermediate”), Hoya Midco, LLC (“Hoya Midco”), and Vivid Seats LLC (collectively the “Company,” “us,” “we,” and “our”) provide an online secondary ticket marketplace that enables ticket buyers to discover and easily purchase tickets to concert, sporting and theater events in the United States and Canada. Through our Marketplace segment, we operate an online platform enabling ticket buyers to purchase tickets to live events, while enabling ticket sellers to seamlessly manage their operations. In our Resale segment, we acquire tickets to resell on secondary ticket marketplaces, including our own.
Our consolidated financial statements include all of our accounts, including those of our consolidated subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
VSI was incorporated in Delaware on March 29, 2021 as a wholly owned subsidiary of Hoya Intermediate. VSI was formed for the purpose of completing the transactions contemplated by the definitive transaction agreement, dated April 21, 2021 (the “Transaction Agreement”), by and among Horizon Acquisition Corporation (“Horizon”), a publicly traded special purpose acquisition company, Hoya Intermediate, Hoya Topco, VSI, and the other parties thereto. On October 18, 2021, the transactions contemplated by the Transaction Agreement were completed.
The Merger Transaction and PIPE Financing
—On October 18, 2021, we consummated a series of transactions (collectively, the “Merger Transaction”) between Horizon, VSI, and Hoya Intermediate. The Merger Transaction was accounted for as a reverse recapitalization, with Hoya Intermediate treated as the accounting acquirer. Accordingly, our consolidated financial statements represent a continuation of the financial statements of Hoya Intermediate with net assets of Hoya Intermediate stated at historical cost.
In connection with the Merger Transaction, VSI:

•
Issued 29,431,260 shares of Class A common stock to former shareholders of Horizon, whereby $293.2 million in cash and cash equivalents (after the payment of $18.7 million in transaction costs incurred by Horizon) of Horizon became available to VSI. We subsequently paid an additional $15.5 million in transaction costs incurred by Horizon using the cash and cash equivalents that became available to VSI;

•
Issued 118,200,000 shares of Class B common stock and 6,000,000 warrants at an exercise price of $0.001 per share to purchase Class B common stock (“Class B Warrants”), which are only exercisable upon the exercise of a corresponding Hoya Intermediate Warrant (defined below), to Hoya Topco in exchange for the outstanding shares of Hoya Intermediate;

•
Received $475.2 million in aggregate consideration from certain investors, including Horizon Sponsor in exchange for 47,517,173 shares of Class A common stock, pursuant to a private investment in public equity (“PIPE Financing”).

•
Used proceeds from Horizon and the PIPE Financing to pay (i) $482.4 million towards our outstanding debt, (ii) $236.0 million to facilitate the redemption of preferred units held in Hoya Intermediate, and (iii) $54.3 million for transaction fees incurred in connection with the Merger Transaction;

•
Issued to Horizon Sponsor (i) warrants to purchase 17,000,000 shares of Class A common stock at an exercise price of $10.00 per share, (ii) warrants to purchase 17,000,000 shares of Class A common stock at an exercise of $15.00 per share (collectively, the “Exercise Warrants”), and (iii) 50,000 shares of Class A common stock; and

•
Issued private warrants to purchase 6,519,791 shares of Class A common stock at an exercise price of $11.50 per share (“Private Warrants”), and public warrants to purchase 18,132,776 shares of Class A common stock at an exercise price of $11.50 per share (“Public Warrants”), to former holders of Horizon warrants.

In connection with the Merger Transaction, Hoya Intermediate issued to Hoya Topco (i) warrants to purchase 3,000,000 shares of common units of Hoya Intermediate (“Intermediate Units”) at an exercise price of $10.00 per share, and (ii) warrants to purchase 3,000,000 shares of Intermediate Units at an exercise of $15.00 per share (collectively, the “Hoya Intermediate Warrants”). A portion of the Hoya Intermediate Warrants consisting of warrants to purchase 1,000,000 Intermediate Units at exercise prices of $10.00 and $15.00 per unit (“Option Contingent Warrants”), respectively, were issued in tandem with stock options issued by VSI to members of our management team (“Management Options”). The Option Contingent Warrants only become available to exercise by Hoya Topco in the event that a Management Option is forfeited or goes unexercised. For additional details regarding the issuance of warrants in connection with the Merger Transaction refer to Note 14,
Financial
Instruments
.
Following
the Merger Transaction, the legacy unit holders of Hoya Intermediate own a controlling interest in VSI through their ownership of Class B common stock in VSI.
Immaterial Correction of an Error in Prior Period
—We identified an immaterial error related to the classification of the payment of previously deferred interest in our Consolidated Statement of Cash Flows for the year ended December 31, 2021. The payment of $44.1 million of deferred interest was previously classified as a financing cash outflow included within the Payments of May 2020 First Lien Loan in the Consolidated Statement of Cash flows. We subsequently determined that the $44.1 million should have been classified as an operating cash outflow in the Consolidated Statement of Cash Flows. We therefore conducted an evaluation of the quantitative and qualitative factors outlined in Staff Accounting Bulletin No. 99 and concluded that the impact of the cash flow classification error was not material to the previously issued financial statements. We corrected the deferred interest payment of $44.1 million from an outflow in cash flows from financing activities to an outflow in cash flows from operating activities in the Consolidated Statement of Cash Flows for the year ended December 31, 2021. The effect of the error did not impact the Consolidated Statement of Operations, the Consolidated Statement of Comprehensive Income (Loss), or the Consolidated Statement of Equity (Deficit) for the year ended December 31, 2021. The effect of the error did not impact the Consolidated Balance Sheet as of December 31, 2021.
The impact of this correction in the Consolidated Statement of Cash Flows for the year ended December 31, 2021 is as follows:

	As Reported	As Restated
Cash flows from operating activities
Deferred paid-in-kind interest paid on May 2020 Loan	$—	$(44,141)
Net cash provided by operating activities	219,931	175,790
Cash flows from financing activities
Payments of May 2020 First Lien Loan	(304,141)	(260,000)
Net cash (used in) provided by financing activities	(6,113)	38,028
Supplemental disclosure of cash flow information:
Cash paid for interest	28,595	72,736
COVID-19
Update
—Beginning in the second quarter of 2021, and continuing throughout 2022, we have seen a recovery in ticket orders as mitigation measures ease. While we have experienced recovery from the
COVID-19
pandemic, uncertainty remains around the potential for new variants to emerge or case counts to rise. We expect some of our key accounting estimates to continue to evolve depending on the degree of future impacts associated with the
COVID-19
pandemic. If economic conditions caused by the pandemic worsen, our financial
condition, cash flows, and results of operations may be materially impacted.